Convertible Notes and Derivative Liabilities (Details)			3 Months Ended	12 Months Ended
	Feb. 13, 2025 USD ($) shares	Feb. 12, 2025	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares
Convertible Notes and Derivative Liabilities [Line Items]
Convertible notes (in Dollars)			$ 33,025,000
Exchange of shares (in Shares) | shares	1		7,338,887	10,000
Percentage of merger consideration shares			30.00%
Percentage of outstanding principal			110.00%
Payment of company obligations (in Dollars)			$ 33,250,000
Issuance of ordinary shares (in Shares) | shares				2,126,729
Convertible fair value (in Dollars)				$ 3,086,519
GCL Global [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Unamortized of debt discount (in Dollars)	$ 33,025,000
Debt Instrument, Description		the Business Combination, the fair value of the convertible notes was allocated to (i) conversion feature of $22,377,734, (ii) bonus share component of $2,685,327, and (iii) top-up share feature of $2,707,836.
Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares			$ 4.5
Measurement Input, Price Volatility [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage		3.9		60
Measurement Input, Risk Free Interest Rate [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage		4.4		4.4
Measurement Input, Expected Term [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				3
Ordinary Shares {member
Convertible Notes and Derivative Liabilities [Line Items]
Issuance of ordinary shares (in Shares) | shares	1,149,998			2,201,665
Merger Agreement [Member] | GCL Global [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares			4.5
GCL Global, and Epic SG [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Convertible notes (in Dollars)				$ 1,590,750
Exchange ratio for the business combination (in Dollars per share) | $ / shares			$ 10
Business Combination [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Exchange of shares (in Shares) | shares	7,338,887
Minimum [Member] | Measurement Input, Share Price [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				3.05
Maximum [Member] | Measurement Input, Share Price [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				1.95